The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 43.3%
	BROAD MARKET — 5.0%
124,184	JPMorgan U.S. Value Factor ETF	$4,771,150
30,543	SPDR S&P 1500 Value Tilt ETF	4,755,102
		9,526,252
	CONVERTIBLE — 1.0%
10,757	iShares Convertible Bond ETF	959,309
11,073	SPDR Bloomberg Convertible Securities ETF	918,616
		1,877,925
	CORPORATE — 9.8%
366,452	iShares Fallen Angels USD Bond ETF	10,982,566
94,173	iShares Inflation Hedged Corporate Bond ETF	2,880,752
178,319	SPDR Portfolio High Yield Bond ETF	4,737,936
		18,601,254
	EMERGING MARKETS — 2.7%
72,467	Schwab Fundamental Emerging Markets Large Co. Index ETF	2,245,752
36,971	Vanguard Emerging Markets Government Bond ETF	2,871,168
		5,116,920
	GLOBAL — 1.7%
30,886	Vanguard Total World Stock ETF	3,318,083
	INTERNATIONAL — 5.3%
44,061	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	3,171,070
66,993	Schwab Fundamental International Large Co. Index ETF	2,177,942
18,919	Schwab International Small-Cap Equity ETF	774,355
34,337	SPDR Portfolio Developed World ex-US ETF	1,252,614
2,932	Vanguard FTSE All World ex-US Small-Cap ETF	392,771
43,926	Vanguard FTSE Developed Markets ETF	2,242,861
		10,011,613
	LARGE-CAP — 9.5%
4,756	Invesco QQQ Trust Series 1	1,892,175
64,854	Schwab Fundamental U.S. Large Co. Index ETF	3,801,093
59,132	Schwab U.S. Dividend Equity ETF	4,779,640
23,023	Schwab U.S. Large-Cap Growth ETF	3,770,016
19,088	SPDR Russell 1000 Yield Focus ETF	1,915,956
8,969	Vanguard Large-Cap ETF	1,982,328
		18,141,208
	MID-CAP — 2.4%
20,720	Schwab U.S. Mid-Cap ETF	1,666,510
9,460	Vanguard Mid-Cap ETF	2,410,124
1,954	Vanguard Mid-Cap Growth ETF	497,527
		4,574,161

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS — 3.9%
161,229	Aberdeen Standard Physical Silver Shares ETF*	$3,611,530
107,022	iShares Gold Trust*	3,725,436
		7,336,966
	SMALL-CAP — 1.0%
21,273	Invesco RAFI Strategic U.S. Small Co. ETF	837,518
3,555	Vanguard Small-Cap ETF	803,466
1,690	Vanguard Small-Cap Value ETF	302,256
		1,943,240
	THEMATIC — 1.0%
11,084	Global X Founder - Run Cos. ETF	376,856
49,748	Global X U.S. Infrastructure Development ETF	1,432,245
		1,809,101
	Total Exchange-Traded Funds
	(Cost $75,957,548)	82,256,723
	EXCHANGE-TRADED NOTES — 1.7%
	INDUSTRIAL METALS — 1.7%
147,438	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	3,293,765
	Total Exchange-Traded Notes
	(Cost $3,460,929)	3,293,765
	MUTUAL FUNDS — 50.4%
	AGGREGATE BOND — 15.3%
287,769	Allspring Core Plus Bond Fund - Class R6	3,821,569
596,612	Bond Fund of America - Class F-3	7,988,640
—[2]	Columbia Bond Fund - Class I3	—[3]
502,678	Invesco Corporate Bond Fund - Class Y	3,835,429
385,126	Vanguard Core Bond Fund, Admiral Shares	8,168,526
347,853	Virtus AllianzGI Core Plus Bond Fund - Class R61	5,276,926
		29,091,090
	BANK LOANS — 5.3%
352,672	Fidelity Advisor Floating Rate High Income Fund	3,339,807
399,412	Hartford Floating Rate Fund - Class F	3,319,111
402,551	John Hancock Floating Rate Income Fund - Class R6	3,317,020
		9,975,938
	BLEND BROAD MARKET — 0.7%
55,879	DFA U.S. Vector Equity Portfolio - Class Institutional	1,388,037
	BLEND LARGE CAP — 4.6%
99,614	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	1,324,862
77,763	DFA U.S. Large Co. Portfolio - Class Institutional	2,635,381
27,624	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	1,014,075

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP (Continued)
52,683	Schwab S&P 500 Index Fund - Class Select	$3,842,704
		8,817,022
	BLEND MID CAP — 0.5%
2,862	State Street Small/Mid Cap Equity Index Fund - Class K	970,278
	BLEND SMALL CAP — 0.3%
11,316	Fidelity Small Cap Index Fund - Class Institutional Premium	311,869
8,693	Schwab Small-Cap Index Fund - Class Select	312,254
		624,123
	EMERGING MARKET STOCK — 2.5%
189,017	Fidelity Emerging Markets Index Fund - Class Institutional Premium	2,285,218
27,720	New World Fund, Inc. - Class F-3	2,384,507
		4,669,725
	EMERGING MARKETS BOND — 4.2%
533,878	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	5,178,616
107,594	Vanguard Emerging Markets Bond Fund, Admiral Shares	2,868,448
		8,047,064
	FOREIGN AGGREGATE BOND — 5.5%
511,688	Delaware Diversified Income Fund - Class R6	4,641,011
498,575	Dodge & Cox Global Bond Fund	5,753,552
		10,394,563
	FOREIGN BLEND — 0.5%
13,979	DFA International Vector Equity Portfolio - Class Institutional	194,724
25,872	Harbor International Small Cap Fund - Class Retirement	392,216
10,298	Rainier International Discovery Series - Class Z	322,429
		909,369
	FOREIGN GROWTH — 3.3%
5,419	Federated Hermes International Small-Mid Co. Fund - Class Institutional	240,152
23,392	Smallcap World Fund, Inc. - Class F-3	1,911,341
29,508	Vanguard International Growth Fund, Admiral Shares	4,110,521
—[2]	WCM International Small Cap Growth Fund - Class Institutional	8
		6,262,022
	GROWTH BROAD MARKET — 0.7%
20,104	New Perspective Fund - Class R-6	1,335,920
	GROWTH LARGE CAP — 1.5%
50,272	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	2,907,710
	GROWTH SMALL CAP — 1.2%
19,749	Hood River Small-Cap Growth Fund - Class Retirement	1,287,650

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH SMALL CAP (Continued)
7,759	JPMorgan Small Cap Growth Fund - Class R6	$200,412
5,176	Lord Abbett Developing Growth Fund, Inc. - Class I	180,134
5,070	Vanguard Explorer Fund, Admiral Shares	603,684
		2,271,880
	HIGH YIELD BOND — 0.3%
65,801	AB High Yield Portfolio - Class Advisor	654,065
	INFLATION PROTECTED — 1.0%
142,712	DFA Inflation Protected Securities Portfolio - Class Institutional	1,899,496
3,141	DFA LTIP Portfolio - Class Institutional	38,096
		1,937,592
	THEMATIC SECTOR — 0.4%
18,287	DFA U.S. Sustainability Core 1 Portfolio	680,470
	VALUE LARGE CAP — 1.1%
24,625	Vanguard Windsor Fund, Admiral Shares	2,008,163
	VALUE MID CAP — 1.5%
91,265	DFA U.S. Targeted Value Portfolio - Class Institutional	2,756,202
	Total Mutual Funds
	(Cost $93,592,720)	95,701,233
	MONEY MARKET FUNDS — 4.7%
7,452,286	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.01%[4]	7,452,286
1,380,211	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.03%[4]	1,380,211
	Total Money Market Funds
	(Cost $8,832,497)	8,832,497
	TOTAL INVESTMENTS — 100.1%
	(Cost $181,843,694)	190,084,218
	Liabilities in Excess of Other Assets — (0.1)%	(138,093)
	TOTAL NET ASSETS — 100.0%	$189,946,125

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Amount represents less than 0.5 shares.
[3]Amount represents less than $0.50
[4]Effective 7 day yield as of December 31, 2021.